CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 17,376	$ 7,242
Restricted deposits	[1]	184	180
Short-term bank deposits		4,024	22,036
Trade receivables		2,767	4,107
Inventories		1,380	1,613
Other receivables		462	450
CURRENT ASSETS, TOTAL		26,193	35,628
LONG-TERM ASSETS:
Property, plant and equipment, net		2,630	2,304
Right of-use assets, net		1,884	2,229
Intangible assets, net		363	429
LONG-TERM ASSETS, TOTAL		4,877	4,962
ASSETS, TOTAL		31,070	40,590
CURRENT LIABILITIES:
Current maturities of long-term liabilities		1,750	569
Trade payables and accrued expenses		2,992	4,067
Other payables		3,524	5,737
CURRENT LIABILITIES, TOTAL		8,266	10,373
LONG-TERM LIABILITIES:
Deferred revenues		1,234	1,135
Liabilities in respect of IIA grants		7,267	6,811
Liabilities in respect of purchase of shares		4,998	4,853
Lease liabilities		1,741	2,006
Severance pay liability, net		292	243
LONG TERM LIABILITIES, TOTAL		15,532	15,048
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of December 31, 2020 and December 31, 2019; Issued and Outstanding 27,236,752 shares as of December 31, 2020 and 27,202,795 shares as of December 31, 2019		75	75
Share premium		142,193	140,871
Foreign currency translation adjustments		(40)	(17)
Accumulated deficit		(134,956)	(125,760)
SHAREHOLDERS' EQUITY, TOTAL		7,272	15,169
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL		$ 31,070	$ 40,590

[1]	Restricted bank deposits which are primarily used as security for the Company's office leases.